Expense Example, No Redemption	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I 10 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 1 Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 3 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 5 Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class R6 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 10 Years
USD ($)	398	581	779	1,351	152	498	869	1,710	50	185	333	762	44	166	300	689	424	633	860	1,510	178	551	949	1,864	77	240	417	930